T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.2%
Corporate Bonds 0.0%
Banco Macro, 17.50%, 5/8/22 (1)	6,900,000	47
		47
Government Bonds 0.2%
Republic of Argentina, 5.25%, 1/15/28 (EUR)	1,360,000	583
Republic of Argentina, 5.625%, 1/26/22 (USD)	730,000	317
Republic of Argentina, Inflation-Indexed, 4.00%, 3/6/20	2,031,415	13
		913
Total Argentina (Cost $2,512)		960

BRAZIL 8.5%
Government Bonds 8.5%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 8/15/28	226,773	67
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 5/15/45	7,421,965	2,498
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/23	628,486	171
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	14,484,000	3,683
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	45,479,000	12,169
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	48,270,000	13,319
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	23,000,000	6,493
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/29	200,000	57
Republic of Brazil, 12.50%, 1/5/22	91,000	25
Total Brazil (Cost $38,357)		38,482

CHILE 2.9%
Government Bonds 2.9%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	6,850,000,000	10,505
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	55,000,000	89
Bonos de la Tesoreria de la Republica, 5.00%, 3/1/35	5,000,000	9

First Page Footer
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Bonos de la Tesoreria de la Republica, 6.00%, 1/1/43	1,250,000,000	2,544
Total Chile (Cost $13,208)		13,147

CHINA 2.7%
Corporate Bonds 0.5%
Agile Group Holdings, 8.50%, 7/18/21 (USD)	1,000,000	1,051
Shimao Property Holdings, 5.60%, 7/15/26 (USD)	1,130,000	1,156
		2,207
Government Bonds 2.2%
China Development Bank, 3.68%, 2/26/26	16,780,000	2,352
People's Republic of China, 3.13%, 4/13/22	10,410,000	1,473
People's Republic of China, 3.22%, 12/6/25	14,770,000	2,078
People's Republic of China, 3.57%, 6/22/24	27,850,000	4,015
		9,918
Total China (Cost $12,382)		12,125

COLOMBIA 5.2%
Corporate Bonds 0.4%
Empresas Public Medellin, 7.625%, 9/10/24	4,371,000,000	1,321
Empresas Public Medellin, 7.625%, 9/10/24 (1)	1,862,000,000	563
		1,884
Government Bonds 4.8%
Republic of Colombia, 3.30%, 3/17/27	7,543,432,400	2,353
Republic of Colombia, 6.00%, 4/28/28	11,877,800,000	3,458
Republic of Colombia, 7.00%, 5/4/22	2,663,500,000	807
Republic of Colombia, 7.50%, 8/26/26	47,179,100,000	15,093
		21,711
Total Colombia (Cost $26,066)		23,595

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CZECH REPUBLIC 0.9%
Government Bonds 0.9%
Czech Republic, 0.95%, 5/15/30	1,000,000	41
Czech Republic, 1.00%, 6/26/26	33,000,000	1,370
Czech Republic, 2.40%, 9/17/25	23,720,000	1,067
Czech Republic, 2.50%, 8/25/28	37,070,000	1,725
Total Czech Republic (Cost $4,475)		4,203

EGYPT 2.0%
Government Bonds 2.0%
Arab Republic of Egypt, 15.25%, 12/9/24	14,440,000	913
Arab Republic of Egypt Treasury Bills, 17.45%, 12/3/19	96,575,000	5,789
Arab Republic of Egypt Treasury Bills, 17.799%, 10/22/19	39,000,000	2,380
Total Egypt (Cost $8,826)		9,082

HUNGARY 2.4%
Government Bonds 2.4%
Republic of Hungary, 1.75%, 10/26/22	19,000,000	64
Republic of Hungary, 2.50%, 10/27/21	3,250,000	11
Republic of Hungary, 2.50%, 10/24/24	1,543,880,000	5,395
Republic of Hungary, 3.00%, 10/27/27	1,041,820,000	3,766
Republic of Hungary, 3.50%, 6/24/20	43,580,000	145
Republic of Hungary, 5.50%, 6/24/25	382,870,000	1,547
Republic of Hungary, 7.00%, 6/24/22	22,600,000	87
Total Hungary (Cost $11,397)		11,015

INDIA 3.6%
Corporate Bonds 0.8%
HDFC Bank, 8.10%, 3/22/25	130,000,000	1,824
Housing Development Finance, 6.875%, 4/30/20	120,000,000	1,706
		3,530
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 2.8%
Government of India, 7.16%, 5/20/23	304,000,000	4,409
Government of India, 8.40%, 7/28/24	270,000,000	4,109
Government of India, 8.60%, 6/2/28	192,000,000	3,002
National Highways Authority of India, 7.30%, 5/18/22	80,000,000	1,129
		12,649
Total India (Cost $16,296)		16,179

INDONESIA 10.1%
Corporate Bonds 1.6%
Jasa Marga (Persero), 7.50%, 12/11/20 (1)	30,000,000,000	2,073
Standard Chartered Bank, CLN (Reference: Republic of
Indonesia), 9.00%, 3/19/29 (1)	63,100,000,000	4,932
		7,005
Government Bonds 8.5%
Republic of Indonesia, 5.625%, 5/15/23	32,600,000,000	2,236
Republic of Indonesia, 6.125%, 5/15/28	180,567,000,000	11,810
Republic of Indonesia, 6.625%, 5/15/33	14,280,000,000	918
Republic of Indonesia, 8.125%, 5/15/24	200,000,000	15
Republic of Indonesia, 8.25%, 5/15/29	200,000,000	15
Republic of Indonesia, 8.25%, 5/15/36	2,344,000,000	172
Republic of Indonesia, 8.375%, 3/15/24	464,000,000	35
Republic of Indonesia, 8.375%, 3/15/34	510,000,000	38
Republic of Indonesia, 8.75%, 5/15/31	182,690,000,000	14,090
Republic of Indonesia, 9.00%, 3/15/29	60,700,000,000	4,745
Republic of Indonesia, 9.50%, 5/15/41	15,738,000,000	1,276
Republic of Indonesia, 10.00%, 9/15/24	35,683,000,000	2,856
Republic of Indonesia, 10.50%, 8/15/30	360,000,000	31
Republic of Indonesia, 10.50%, 7/15/38	145,000,000	13
Republic of Indonesia, 11.00%, 9/15/25	1,377,000,000	116
		38,366
Total Indonesia (Cost $46,581)		45,371
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MALAYSIA 4.3%
Government Bonds 4.3%
Government of Malaysia, 3.743%, 8/26/21	160,000	39
Government of Malaysia, 3.80%, 8/17/23	60,000	15
Government of Malaysia, 3.899%, 11/16/27	215,000	53
Government of Malaysia, 4.181%, 7/15/24	240,000	59
Government of Malaysia, 4.232%, 6/30/31	20,315,000	5,145
Government of Malaysia, 4.254%, 5/31/35	127,000	32
Government of Malaysia, 4.39%, 7/7/23	251,000	62
Government of Malaysia, 4.392%, 4/15/26	51,817,000	13,094
Government of Malaysia, 4.498%, 4/15/30	45,000	12
Government of Malaysia, 4.935%, 9/30/43	3,500,000	981
Government of Malaysia, 5.248%, 9/15/28	410,000	111
Total Malaysia (Cost $19,490)		19,603

MEXICO 8.7%
Government Bonds 8.7%
Mexican Udibonos, Inflation-Indexed, 4.50%, 12/4/25	53,464,297	2,918
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)	1,740,000	1,816
Petroleos Mexicanos, 6.84%, 1/23/30 (USD) (1)	960,000	995
Petroleos Mexicanos, 7.47%, 11/12/26	42,410,000	1,794
United Mexican States, 7.50%, 6/3/27	210,737,800	11,098
United Mexican States, 7.75%, 5/29/31	197,599,000	10,619
United Mexican States, 7.75%, 11/13/42	600,000	32
United Mexican States, 8.00%, 11/7/47	500,000	27
United Mexican States, 8.50%, 5/31/29	58,920,000	3,326
United Mexican States, 8.50%, 11/18/38	118,210,000	6,751
United Mexican States, 10.00%, 12/5/24	4,093,000	237
Total Mexico (Cost $38,067)		39,613

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
NIGERIA 0.4%
Government Bonds 0.4%
Republic of Nigeria Treasury Bill, 12.283%, 11/21/19	449,200,000	1,217
Republic of Nigeria Treasury Bill, 13.358%, 12/26/19	297,000,000	794
Total Nigeria (Cost $2,021)		2,011

PERU 3.3%
Corporate Bonds 0.1%
Banco de Credito del Peru, 4.85%, 10/30/20 (1)	843,000	253
		253
Government Bonds 3.2%
Republic of Peru, 5.40%, 8/12/34 (1)	30,000	9
Republic of Peru, 6.15%, 8/12/32 (1)	7,830,000	2,664
Republic of Peru, 6.35%, 8/12/28	10,300,000	3,564
Republic of Peru, 6.35%, 8/12/28 (1)	8,391,000	2,898
Republic of Peru, 6.90%, 8/12/37	15,273,000	5,550
		14,685
Total Peru (Cost $14,185)		14,938

PHILIPPINES 1.6%
Government Bonds 1.6%
Republic of Philippines, 3.90%, 11/26/22	10,000,000	194
Republic of Philippines, 5.75%, 4/12/25	179,550,000	3,675
Republic of Philippines, 6.25%, 3/12/24	154,000,000	3,213
Total Philippines (Cost $6,703)		7,082

POLAND 1.8%
Government Bonds 1.8%
Republic of Poland, 2.50%, 4/25/24	190,000	49
Republic of Poland, 2.50%, 7/25/26	940,000	243
Republic of Poland, 2.50%, 7/25/27	415,000	108
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Poland, 2.75%, 10/25/29	23,311,000	6,206
Republic of Poland, 3.25%, 7/25/25	60,000	16
Republic of Poland, 4.00%, 10/25/23	5,116,000	1,390
Republic of Poland, 5.75%, 10/25/21	533,000	144
Total Poland (Cost $8,330)		8,156

ROMANIA 2.9%
Government Bonds 2.9%
Republic of Romania, 2.124%, 7/16/31 (EUR) (1)	1,495,000	1,694
Republic of Romania, 4.75%, 2/24/25	10,575,000	2,529
Republic of Romania, 5.00%, 2/12/29	7,000,000	1,716
Republic of Romania, 5.80%, 7/26/27	150,000	38
Republic of Romania, 5.85%, 4/26/23	28,670,000	7,082
Total Romania (Cost $13,732)		13,059

RUSSIA 7.8%
Government Bonds 7.8%
Russian Federation, 6.90%, 5/23/29	442,300,000	6,823
Russian Federation, 7.00%, 8/16/23	1,644,000	26
Russian Federation, 7.10%, 10/16/24	337,800,000	5,297
Russian Federation, 7.25%, 5/10/34	2,000,000	31
Russian Federation, 7.40%, 12/7/22	1,692,000	27
Russian Federation, 7.50%, 8/18/21	900,000	14
Russian Federation, 7.60%, 7/20/22	118,370,000	1,873
Russian Federation, 7.75%, 9/16/26	453,950,000	7,385
Russian Federation, 8.15%, 2/3/27	411,033,000	6,826
Russian Federation, 8.50%, 9/17/31	417,380,000	7,198
Total Russia (Cost $36,370)		35,500

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SERBIA 1.0%
Government Bonds 1.0%
Republic of Serbia, 5.875%, 2/8/28	430,400,000	4,699
Total Serbia (Cost $4,478)		4,699

SOUTH AFRICA 10.0%
Corporate Bonds 0.6%
Eskom Holdings, 7.125%, 2/11/25 (USD)	2,610,000	2,694
		2,694
Government Bonds 9.4%
Republic of South Africa, 6.25%, 3/31/36	1,876,000	90
Republic of South Africa, 6.50%, 2/28/41	1,945,000	90
Republic of South Africa, 7.00%, 2/28/31	101,761,000	5,690
Republic of South Africa, 7.75%, 2/28/23	44,557,000	2,970
Republic of South Africa, 8.00%, 1/31/30	235,122,000	14,504
Republic of South Africa, 8.25%, 3/31/32	312,000	19
Republic of South Africa, 8.50%, 1/31/37	54,500,000	3,233
Republic of South Africa, 8.75%, 1/31/44	85,450,000	5,031
Republic of South Africa, 8.75%, 2/28/48	81,419,000	4,756
Republic of South Africa, 10.50%, 12/21/26	86,720,000	6,395
		42,778
Total South Africa (Cost $49,471)		45,472

SRI LANKA 2.1%
Government Bonds 2.1%
Republic of Sri Lanka, 7.85%, 3/14/29 (USD)	1,250,000	1,260
Republic of Sri Lanka, 11.00%, 8/1/24	977,000,000	5,515
Republic of Sri Lanka, 11.00%, 6/1/26	503,000,000	2,835
Total Sri Lanka (Cost $10,637)		9,610

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SUPRANATIONAL 0.3%
Government Bonds 0.3%
European Investment Bank, 6.95%, 2/6/20 (IDR) (1)	10,930,000,000	768
European Investment Bank, 8.00%, 4/1/20 (TRY)	2,300,000	396
Total Supranational (Cost $1,635)		1,164

THAILAND 5.9%
Government Bonds 5.9%
Kingdom of Thailand, 1.875%, 6/17/22	894,000	30
Kingdom of Thailand, 2.125%, 12/17/26	2,691,000	92
Kingdom of Thailand, 2.875%, 6/17/46	500,000	21
Kingdom of Thailand, 3.40%, 6/17/36	300,825,000	12,597
Kingdom of Thailand, 3.65%, 6/20/31	180,260,000	7,259
Kingdom of Thailand, 3.775%, 6/25/32	38,297,000	1,577
Kingdom of Thailand, 3.85%, 12/12/25	870,000	33
Kingdom of Thailand, 4.875%, 6/22/29	48,533,000	2,076
Kingdom of Thailand, 5.50%, 3/13/23	1,212,000	45
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28	98,237,965	3,148
Total Thailand (Cost $22,614)		26,878

TURKEY 2.9%
Government Bonds 2.9%
Republic of Turkey, 7.10%, 3/8/23	109,000	16
Republic of Turkey, 8.00%, 3/12/25	175,000	25
Republic of Turkey, 8.80%, 9/27/23	137,000	21
Republic of Turkey, 9.50%, 1/12/22	260,000	43
Republic of Turkey, 10.40%, 3/20/24	16,237,000	2,608
Republic of Turkey, 10.50%, 8/11/27	203,000	31
Republic of Turkey, 10.60%, 2/11/26	45,803,000	7,276
Republic of Turkey, 11.00%, 3/2/22	17,540,000	2,976
Republic of Turkey, 11.00%, 2/24/27	104,000	16
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Turkey, 12.40%, 3/8/28	75,000	13
Total Turkey (Cost $16,467)		13,025
UKRAINE 0.5%
Corporate Bonds 0.3%
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)	1,100,000	1,151
		1,151
Government Bonds 0.2%
Government of Ukraine, 6.75%, 6/20/26 (EUR) (1)	695,000	819
		819
Total Ukraine (Cost $1,940)		1,970
UNITED STATES 0.3%
U. S. Government Agency Obligations (Excluding Mortgage-
Backed) 0.3%
U. S. Treasury Notes, 1.75%, 6/30/24	1,360,000	1,372
Total United States (Cost $1,356)		1,372
URUGUAY 0.2%
Government Bonds 0.2%
Republic of Uruguay, 8.50%, 3/15/28	400,000	9
Republic of Uruguay, 8.50%, 3/15/28 (1)	14,500,000	332
Republic of Uruguay, 9.875%, 6/20/22	14,110,000	379
Total Uruguay (Cost $1,034)		720

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 2.00% (2)(3)	16,110,164	16,110
		16,110
U. S. Treasury Obligations 0.4%
U. S. Treasury Bills, 1.83%, 2/13/20 (4)	1,764,000	1,752
		1,752
Total Short-Term Investments (Cost $17,862)		17,862

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.1%

OTC Options Purchased 0.1%

Counterparty	Description	Contracts	Notional Amount	$ Value

Bank of	EUR Put/RUB Call, 12/2/19 @
America, N. A. 72.00 (RUB) (5)	1	7,950	165

Morgan	EUR Put/BRL Call, 10/31/19 @
Stanley	4.48 (BRL) (5)	2	7,940	73

Total Options Purchased (Cost $136)	238
Total Investments in Securities 96.5%
(Cost $446,628)	$437,131

Other Assets Less Liabilities 3.5%	15,783

Net Assets 100.0%	$452,914

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $18,136 and represents 4.0% of net assets.
(2)	Seven-day yield
(3)	Affiliated Companies
(4)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Non-income producing
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M INR MIBOR	Six month INR MIBOR (Mumbai interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
ARS	Argentine Peso
BRL	Brazilian Real
BRL CDI	One day Brazilian Interbank Deposit Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CLN	Credit Linked Note
CLP	Chilean Peso
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXIBTIIE	Mexico Interbank 28 Day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PEN	Peruvian New Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukraine Hryvnia
USD	U. S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
SWAPS 0.3%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

BILATERAL SWAPS 0.1%

Credit Default Swaps, Protection Bought 0.0%

Egypt 0.0%

HSBC Bank, Protection Bought (Relevant Credit:
Government of Egypt, 5.75%, 4/29/20), Pay
1.00% Quarterly, Receive upon credit default,
6/20/24 (USD)	2,076	170	208	(38)
Total Egypt			208	(38)

Indonesia (0.0)%

Barclays Bank, Protection Bought (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/24 (USD)	2,250	(19)	(17)	(2)
Total Indonesia			(17)	(2)

Mexico 0.0%

Barclays Bank, Protection Bought (Relevant
Credit: United Mexican States, 4.15%, 3/28/27),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/24 (USD)	1,213	2	8	(6)
Goldman Sachs, Protection Bought (Relevant
Credit: United Mexican States, 4.15%, 3/28/27),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/24 (USD)	3,165	7	35	(28)
Total Mexico			43	(34)

South Africa 0.0%

Citibank, Protection Bought (Relevant Credit:
Republic of South Africa, 5.50%, 3/9/20), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24 (USD)	1,100	48	46	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Protection Bought (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD)	2,150	55	65	(10)

Total South Africa			111	(8)

Total Bilateral Credit Default Swaps, Protection Bought			345	(82)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value $ Gain/(Loss)
Interest Rate Swaps 0.1%
Brazil 0.1%
Goldman Sachs, 3 Year Interest Rate Swap,
Receive Fixed 6.47% At Termination, Pay
Variable 5.40% (BRL CDI) At Termination, 1/3/22	13,000	59	—	59
Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 6.40% At Termination, Pay
Variable 5.40% (BRL CDI) At Termination, 7/3/23	12,400	21	—	21
Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 6.665% At Termination, Pay
Variable 5.40% (BRL CDI) At Termination, 7/3/23	14,180	52	—	52
Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 8.65% At Termination, Pay
Variable 5.40% (BRL CDI) At Termination, 7/1/22	25,000	461	—	461
Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 9.04% At Termination, Pay
Variable 5.40% (BRL CDI) At Termination, 7/1/21	5,050	116	—	116
Total Brazil			—	709

India (0.0)%
JPMorgan Chase, 5 Year Interest Rate Swap, Pay
Fixed 6.46% Semi-Annually, Receive Variable
6.50% (6M INR MIBOR) Semi-Annually, 1/17/24	215,000	(160)	—	(160)
Total India			—	(160)

Total Bilateral Interest Rate Swaps			—	549

Total Bilateral Swaps			345	467

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value $ Gain/(Loss)

CENTRALLY CLEARED SWAPS 0.2%

Interest Rate Swaps 0.2%

Czech Republic 0.0%

5 Year Interest Rate Swap, Receive Fixed 1.74%
Annually, Pay Variable 2.18% (6M CZK PRIBOR)
Semi-Annually, 2/13/23	24,200	2	—	2

5 Year Interest Rate Swap, Receive Fixed
2.543% Annually, Pay Variable 2.08% (6M CZK
PRIBOR) Semi-Annually, 10/29/23	19,300	36	—	36

8 Year Interest Rate Swap, Receive Fixed 1.59%
Annually, Pay Variable 2.22% (6M CZK PRIBOR)
Semi-Annually, 6/20/27	85,500	36	1	35

Total Czech Republic				73

Mexico 0.1%

5 Year Interest Rate Swap, Receive Fixed
6.575% Monthly, Pay Variable 8.195% (MXIBTIIE)
Monthly, 9/13/24	56,500	3	—	3

5 Year Interest Rate Swap, Receive Fixed
7.235% Monthly, Pay Variable 8.19% (MXIBTIIE)
Monthly, 6/24/24	52,000	76	—	76

5 Year Interest Rate Swap, Receive Fixed
7.485% Monthly, Pay Variable 8.26% (MXIBTIIE)
Monthly, 6/5/24	40,200	78	—	78

5 Year Interest Rate Swap, Receive Fixed
7.495% Monthly, Pay Variable 8.26% (MXIBTIIE)
Monthly, 6/5/24	110,000	218	—	218

5 Year Interest Rate Swap, Receive Fixed 7.91%
Monthly, Pay Variable 8.163% (MXIBTIIE)
Monthly, 9/22/23	85,000	214	1	213

Total Mexico				588

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value $ Gain/(Loss)
Poland 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.515% Annually, Pay Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 9/25/23	25,000	208	—	208
5 Year Interest Rate Swap, Receive Fixed
2.536% Annually, Pay Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 9/28/23	19,770	170	1	169
Total Poland				377

Total Centrally Cleared Interest Rate Swaps				1,038

Total Centrally Cleared Swaps				1,038

Net payments (receipts) of variation margin to date				(1,176)

Variation margin receivable (payable) on centrally cleared
swaps				$(138)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Bank of America, N. A.	10/18/19	CZK	265,698USD	11,700$	(470)
Bank of America, N. A.	10/18/19	HUF	921,762USD	3,190	(186)
Bank of America, N. A.	10/18/19	RUB	125,978USD	1,884	54
Bank of America, N. A.	10/18/19	RUB	171,896USD	2,691	(46)
Bank of America, N. A.	10/18/19	USD	2,157CZK	50,138	38
Bank of America, N. A.	10/18/19	USD	1,358HUF	394,680	72
Bank of America, N. A.	10/18/19	USD	1,624RUB	106,575	(16)
Bank of America, N. A.	11/15/19	PLN	15,604USD	3,949	(55)
Bank of America, N. A.	12/6/19	USD	1,235CNH	8,740	13
Bank of America, N. A.	12/10/19	EUR	2,023RUB	145,332	(3)
Bank of America, N. A.	12/13/19	USD	972ZAR	14,947	(6)
Bank of America, N. A.	1/10/20	USD	967ZAR	14,938	(7)
Barclays Bank	10/4/19	USD	840IDR	11,917,204	1
Barclays Bank	10/4/19	USD	2,332TWD	72,296	1
Barclays Bank	10/11/19	KRW	665,784USD	558	(2)
Barclays Bank	11/8/19	CLP	1,100,716USD	1,580	(69)
Barclays Bank	12/6/19	USD	3,172PHP	166,740	(38)
Barclays Bank	12/13/19	USD	4,354SGD	6,003	7
Barclays Bank	1/10/20	USD	478ZAR	7,474	(9)
Barclays Bank	1/16/20	IDR	11,917,204USD	827	1
Barclays Bank	1/16/20	USD	560KRW	665,784	3
BNP Paribas	10/2/19	BRL	28,175USD	6,766	14
BNP Paribas	10/2/19	USD	1,912BRL	7,404	131
BNP Paribas	10/2/19	USD	4,977BRL	20,771	(21)
BNP Paribas	10/11/19	PEN	7,213USD	2,126	13
BNP Paribas	10/11/19	PEN	1,310USD	397	(8)
BNP Paribas	10/11/19	USD	50PEN	164	1
BNP Paribas	10/18/19	CZK	132,850USD	5,848	(233)
BNP Paribas	10/18/19	RON	19,255USD	4,566	(143)
BNP Paribas	10/18/19	TRY	12,995USD	2,261	26
BNP Paribas	10/18/19	USD	646RON	2,728	19
BNP Paribas	11/8/19	CLP	275,179USD	391	(13)
BNP Paribas	11/8/19	USD	840ARS	55,948	(3)
BNP Paribas	11/8/19	USD	3,876CLP	2,786,133	52
BNP Paribas	11/8/19	USD	801COP	2,780,634	3
BNP Paribas	11/15/19	PLN	55,649USD	14,447	(561)
BNP Paribas	11/22/19	MXN	35,237USD	1,773	(3)
BNP Paribas	11/22/19	MXN	40,652USD	2,031	11
BNP Paribas	12/3/19	BRL	8,961USD	2,151	(3)
BNP Paribas	12/3/19	BRL	20,771USD	4,959	20
BNP Paribas	12/6/19	CLP	4,731USD	7	—
BNP Paribas	12/6/19	MYR	5,733USD	1,358	8
BNP Paribas	12/6/19	THB	50,319USD	1,640	7
BNP Paribas	12/6/19	USD	11MYR	48	—
BNP Paribas	12/13/19	USD	484ZAR	7,478	(5)
Citibank	10/2/19	BRL	18,307USD	4,396	9
Citibank	10/2/19	BRL	5,571USD	1,366	(25)
Citibank	10/2/19	USD	5,726BRL	23,878	(20)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Citibank	10/4/19	USD	422IDR	5,958,602$	2
Citibank	10/4/19	USD	8,279INR	573,037	194
Citibank	10/4/19	USD	13,362TWD	414,150	10
Citibank	10/11/19	USD	625KRW	736,473	10
Citibank	10/18/19	RSD	373,788USD	3,562	(93)
Citibank	10/18/19	USD	1,293RON	5,456	40
Citibank	10/25/19	USD	2,243CAD	2,918	39
Citibank	11/15/19	PLN	55,805USD	14,465	(541)
Citibank	11/22/19	CHF	3,210EUR	2,970	(20)
Citibank	11/22/19	MXN	35,237USD	1,785	(15)
Citibank	11/22/19	USD	2,210CHF	2,151	45
Citibank	12/6/19	THB	100,636USD	3,287	7
Citibank	12/6/19	USD	410CNH	2,914	2
Citibank	12/6/19	USD	3,170PHP	166,740	(40)
Citibank	12/13/19	USD	966ZAR	14,956	(13)
Citibank	12/13/19	ZAR	7,931USD	538	(19)
Citibank	1/16/20	IDR	5,958,602USD	415	(1)
Citibank	8/11/20	USD	3,251LKR	597,838	69
Credit Suisse	10/2/19	BRL	9,106USD	2,413	(221)
Credit Suisse	10/2/19	USD	2,187BRL	9,106	(5)
Credit Suisse	10/4/19	USD	843IDR	11,917,204	4
Credit Suisse	11/8/19	CLP	149,208USD	212	(7)
Credit Suisse	1/16/20	IDR	5,958,602USD	417	(2)
Credit Suisse	1/16/20	IDR	5,958,602USD	414	1
Deutsche Bank	10/2/19	BRL	10,476USD	2,516	5
Deutsche Bank	10/2/19	USD	2,723BRL	10,476	202
Deutsche Bank	10/31/19	USD	2,818EUR	2,541	42
Deutsche Bank	11/8/19	USD	3,275COP	11,323,163	28
Deutsche Bank	12/6/19	MYR	2,155USD	513	1
Deutsche Bank	12/13/19	UAH	27,799USD	1,092	6
Goldman Sachs	10/2/19	BRL	14,552USD	3,508	(6)
Goldman Sachs	10/2/19	USD	3,494BRL	14,552	(7)
Goldman Sachs	10/4/19	TWD	619,399USD	19,966	3
Goldman Sachs	10/11/19	KRW	332,893USD	278	1
Goldman Sachs	10/18/19	CZK	5,333USD	234	(9)
Goldman Sachs	10/18/19	RSD	25,702USD	246	(7)
Goldman Sachs	10/18/19	RUB	215,531USD	3,387	(71)
Goldman Sachs	11/8/19	ARS	111,896USD	2,237	(551)
Goldman Sachs	11/8/19	CLP	313,340USD	436	(6)
Goldman Sachs	11/8/19	COP	17,238,485USD	5,031	(86)
Goldman Sachs	11/8/19	USD	804ARS	55,948	(40)
Goldman Sachs	11/8/19	USD	13ARS	658	3
Goldman Sachs	11/8/19	USD	267COP	918,212	3
Goldman Sachs	11/15/19	USD	1,939PLN	7,680	22
Goldman Sachs	11/22/19	MXN	35,237USD	1,764	6
Goldman Sachs	12/6/19	USD	819CNH	5,828	4
Goldman Sachs	1/16/20	USD	278KRW	332,893	—
Goldman Sachs	1/16/20	USD	20,142TWD	619,399	18
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
HSBC Bank	10/4/19	IDR	129,965	USD	9$	—
HSBC Bank	10/4/19	INR	266,760	USD	3,841	(77)
HSBC Bank	10/4/19	USD	11	IDR	150,701	—
HSBC Bank	10/4/19	USD	2,725	IDR	38,878,591	(13)
HSBC Bank	10/4/19	USD	4,429	TWD	139,190	(59)
HSBC Bank	10/11/19	PEN	5,486	USD	1,636	(9)
HSBC Bank	10/11/19	USD	1,539	KRW	1,787,419	46
HSBC Bank	10/15/19	USD	1,381	EGP	23,312	(45)
HSBC Bank	10/18/19	USD	14	HUF	4,090	1
HSBC Bank	10/31/19	USD	6,044	EUR	5,383	162
HSBC Bank	11/8/19	USD	3	CLP	2,003	—
HSBC Bank	11/8/19	USD	3,946	LKR	703,766	96
HSBC Bank	11/22/19	MXN	35,237	USD	1,774	(4)
HSBC Bank	11/22/19	USD	2,211	CHF	2,151	46
HSBC Bank	12/6/19	MYR	19	USD	5	—
HSBC Bank	12/6/19	MYR	22,932	USD	5,438	27
HSBC Bank	12/6/19	PHP	88,461	USD	1,688	14
HSBC Bank	12/6/19	THB	50,318	USD	1,648	(1)
HSBC Bank	12/6/19	THB	50,318	USD	1,644	3
HSBC Bank	12/6/19	USD	2,052	CNH	14,570	15
HSBC Bank	12/6/19	USD	262	MYR	1,108	(2)
HSBC Bank	12/6/19	USD	833	THB	25,497	(1)
HSBC Bank	1/10/20	USD	479	ZAR	7,469	(7)
JPMorgan Chase	10/2/19	BRL	48,235	USD	11,566	41
JPMorgan Chase	10/2/19	BRL	27,980	USD	7,144	(411)
JPMorgan Chase	10/2/19	USD	2,300	BRL	9,023	129
JPMorgan Chase	10/2/19	USD	16,128	BRL	67,192	(42)
JPMorgan Chase	10/4/19	IDR	5,664,401	USD	401	(2)
JPMorgan Chase	10/4/19	INR	157,935	USD	2,197	31
JPMorgan Chase	10/4/19	TWD	6,237	USD	200	1
JPMorgan Chase	10/4/19	USD	17	IDR	236,407	—
JPMorgan Chase	10/4/19	USD	713	IDR	10,164,315	(3)
JPMorgan Chase	10/11/19	KRW	332,892	USD	278	—
JPMorgan Chase	10/11/19	PEN	8,389	USD	2,483	5
JPMorgan Chase	10/11/19	PEN	101	USD	31	(1)
JPMorgan Chase	10/15/19	USD	1,070	EGP	18,214	(44)
JPMorgan Chase	10/16/19	MXN	70	USD	3	—
JPMorgan Chase	10/16/19	USD	7	MXN	142	—
JPMorgan Chase	10/18/19	CZK	64,896	USD	2,761	(18)
JPMorgan Chase	10/18/19	HUF	442	USD	1	—
JPMorgan Chase	10/18/19	RON	5,837	USD	1,354	(13)
JPMorgan Chase	10/18/19	RSD	72,509	USD	682	(9)
JPMorgan Chase	10/18/19	RUB	16,080	USD	240	7
JPMorgan Chase	10/18/19	RUB	27,600	USD	434	(9)
JPMorgan Chase	10/18/19	TRY	11,701	USD	2,016	43
JPMorgan Chase	10/18/19	USD	1,994	CZK	47,012	7
JPMorgan Chase	10/18/19	USD	50	HUF	14,544	3
JPMorgan Chase	10/18/19	USD	1,805	RON	7,713	33
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
JPMorgan Chase	10/18/19	USD	294RSD	31,342$	3
JPMorgan Chase	10/18/19	USD	2,341RUB	152,313	(2)
JPMorgan Chase	10/18/19	USD	4,263RUB	271,809	82
JPMorgan Chase	10/18/19	USD	431TRY	2,451	(1)
JPMorgan Chase	10/18/19	USD	13TRY	74	—
JPMorgan Chase	10/31/19	USD	403EUR	365	5
JPMorgan Chase	11/8/19	CLP	275,179USD	390	(13)
JPMorgan Chase	11/8/19	COP	102,308USD	30	(1)
JPMorgan Chase	11/8/19	USD	10CLP	7,337	—
JPMorgan Chase	11/8/19	USD	10COP	35,263	—
JPMorgan Chase	11/15/19	PLN	2,785USD	697	(2)
JPMorgan Chase	11/15/19	USD	1,791PLN	7,139	10
JPMorgan Chase	11/22/19	MXN	35,237USD	1,784	(14)
JPMorgan Chase	11/22/19	MXN	35,237USD	1,764	6
JPMorgan Chase	11/22/19	USD	2,210CHF	2,150	46
JPMorgan Chase	11/22/19	USD	348MXN	7,080	(7)
JPMorgan Chase	11/22/19	USD	1,020MXN	20,282	1
JPMorgan Chase	12/3/19	BRL	20,844USD	4,980	17
JPMorgan Chase	12/6/19	CLP	21,924USD	30	—
JPMorgan Chase	12/6/19	THB	30,393USD	995	—
JPMorgan Chase	12/6/19	USD	286THB	8,768	(1)
JPMorgan Chase	12/10/19	RUB	148,200EUR	2,023	47
JPMorgan Chase	12/13/19	SGD	4,351USD	3,149	2
JPMorgan Chase	12/13/19	USD	4,350SGD	6,003	3
JPMorgan Chase	12/13/19	USD	1ZAR	9	—
JPMorgan Chase	12/13/19	USD	1,992ZAR	29,672	52
JPMorgan Chase	12/13/19	ZAR	6,911USD	450	2
JPMorgan Chase	1/10/20	USD	1,190ZAR	18,319	(4)
JPMorgan Chase	1/10/20	ZAR	40,613USD	2,639	7
JPMorgan Chase	1/16/20	USD	279KRW	332,892	1
Morgan Stanley	10/2/19	BRL	17,218USD	4,135	9
Morgan Stanley	10/2/19	BRL	5,652USD	1,382	(22)
Morgan Stanley	10/2/19	USD	4,287BRL	17,218	144
Morgan Stanley	10/2/19	USD	1,357BRL	5,652	(3)
Morgan Stanley	10/4/19	IDR	25,774,757USD	1,797	18
Morgan Stanley	10/4/19	INR	721,379USD	10,149	29
Morgan Stanley	10/11/19	USD	1,256KRW	1,472,945	26
Morgan Stanley	10/18/19	CZK	8,088USD	351	(9)
Morgan Stanley	10/18/19	USD	647RON	2,731	19
Morgan Stanley	10/25/19	USD	2,238CAD	2,917	35
Morgan Stanley	11/8/19	COP	13,953,841USD	4,122	(119)
Morgan Stanley	12/6/19	PHP	53,532USD	1,026	5
Morgan Stanley	1/16/20	USD	10,009INR	721,379	(63)
RBC Dominion Securities	10/2/19	BRL	16,340USD	4,143	(211)
RBC Dominion Securities	10/2/19	USD	3,924BRL	16,340	(8)
RBC Dominion Securities	10/4/19	USD	8,239INR	573,037	154
RBC Dominion Securities	11/22/19	MXN	43,794USD	2,202	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Royal Bank of Scotland
International	10/2/19	BRL	9,667USD	2,379$	(52)
Royal Bank of Scotland
International	10/2/19	USD	2,321BRL	9,667	(5)
Royal Bank of Scotland
International	11/8/19	USD	1,285CLP	924,779	15
Societe Generale	10/18/19	TRY	3,387USD	584	12
Standard Chartered	10/2/19	BRL	3,212USD	771	2
Standard Chartered	10/2/19	USD	811BRL	3,212	38
Standard Chartered	10/4/19	IDR	47,653,901USD	3,328	28
Standard Chartered	10/11/19	KRW	2,665,268USD	2,229	(2)
State Street	10/18/19	CZK	11,227USD	475	(1)
State Street	10/18/19	HUF	508,260USD	1,695	(39)
State Street	10/18/19	USD	1,293RON	5,456	40
State Street	10/25/19	USD	2,290CAD	3,020	10
State Street	11/15/19	PLN	8,027USD	2,037	(34)
State Street	12/6/19	USD	413CNH	2,914	6
State Street	1/10/20	USD	482ZAR	7,469	(5)
UBS Investment Bank	10/18/19	CZK	132,850USD	5,857	(242)
UBS Investment Bank	11/8/19	CLP	275,177USD	388	(10)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(2,492)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 11 Euro BTP contracts	12/19	(1,749) $	(6)
Short, 5 Euro Bund contracts	12/19	(950)	10
Short, 5 Euro BUXL thirty years bond contracts	12/19	(1,185)	35
Short, 3 U. S. Treasury Long Bonds contracts	12/19	(487)	6
Short, 60 U. S. Treasury Notes five year contracts	12/19	(7,149)	48
Short, 59 U. S. Treasury Notes ten year contracts	12/19	(7,688)	26
Long, 3 Ultra U. S. Treasury Bonds contracts	12/19	576	(12)
Net payments (receipts) of variation margin to date			(91)

Variation margin receivable (payable) on open futures contracts			$16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$205	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$2,048	¤	¤$	16,110	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $205 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,110.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	419,031$	— $	419,031
Short-Term Investments		16,110	1,752	—	17,862
Options Purchased		—	238	—	238
Total Securities		16,110	421,021	—	437,131
Swaps		—	991	—	991
Forward Currency Exchange Contracts		—	2,855	—	2,855
Futures Contracts		16	—	—	16
Total		$16,126$	424,867$	— $	440,993
Liabilities
Swaps	$	— $	317$	— $	317
Forward Currency Exchange Contracts		—	5,347	—	5,347
Total	$	— $	5,664$	— $	5,664

[1] Includes Corporate Bonds, Government Bonds, U.S. Government Agency Obligations (Excluding Mortgage-
Backed) .